PLANT AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 2,863	$ 2,607	$ 5,636	$ 5,219